Interest in Other Entities (Details) - Schedule of investment to equity method - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	$ 13,407	$ 17,240
ScoutCam (see note 4C) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	9,662	10,735
Gix (see note 4F) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment		4,867
Parazero (see note 4L) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	1,300
Laminera (see note 4M) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	1,252
Polyrizon (see note 4H) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	288	447
Elbit imaging (see note 4J) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	720	975
Fuel Doctor (see note 4K) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment
Revoltz (see note 4I) [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Total equity method investment	$ 185	$ 216